Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 98.63%
Communication services: 8.97%
Entertainment: 1.09%
Activision Blizzard Incorporated	21,600	$ 1,848,744
Interactive media & services: 6.95%
Alphabet Incorporated Class C †	67,776	7,048,704
Meta Platforms Incorporated Class A †	22,353	4,737,495
		11,786,199
Wireless telecommunication services: 0.93%
T-Mobile US Incorporated †	10,840	1,570,066
Consumer discretionary: 8.12%
Broadline retail: 3.38%
Amazon.com Incorporated †	55,445	5,726,914
Specialty retail: 3.69%
Burlington Stores Incorporated †	14,203	2,870,426
Farfetch Limited Class A †	48,278	237,045
The Home Depot Incorporated	10,674	3,150,111
		6,257,582
Textiles, apparel & luxury goods: 1.05%
Deckers Outdoor Corporation †	3,937	1,769,878
Consumer staples: 4.16%
Consumer staples distribution & retail: 2.66%
Dollar General Corporation	11,375	2,393,983
Sysco Corporation	27,320	2,109,924
		4,503,907
Household products: 1.50%
Church & Dwight Company Incorporated	28,874	2,552,750
Financials: 8.58%
Capital markets: 4.30%
Intercontinental Exchange Incorporated	23,646	2,466,041
S&P Global Incorporated	7,620	2,627,147
The Charles Schwab Corporation	41,858	2,192,522
		7,285,710
Financial services: 2.73%
MasterCard Incorporated Class A	12,724	4,624,029
Insurance: 1.55%
Marsh & McLennan Companies Incorporated	15,768	2,626,160
Health care: 10.95%
Health care equipment & supplies: 4.75%
Align Technology Incorporated †	6,054	2,022,884
Boston Scientific Corporation †	50,679	2,535,470
See accompanying notes to portfolio of investments

Allspring VT Opportunity Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
LivaNova plc †	36,283	$ 1,581,213
Medtronic plc	23,561	1,899,488
		8,039,055
Health care providers & services: 1.57%
UnitedHealth Group Incorporated	5,635	2,663,045
Health care technology: 0.43%
Schrodinger Incorporated †	27,733	730,210
Life sciences tools & services: 4.20%
Agilent Technologies Incorporated	13,321	1,842,827
Bio-Rad Laboratories Incorporated Class A †	4,959	2,375,460
Thermo Fisher Scientific Incorporated	5,039	2,904,328
		7,122,615
Industrials: 19.23%
Aerospace & defense: 2.22%
MTU Aero Engines AG	15,043	3,764,356
Building products: 3.09%
Carlisle Companies Incorporated	14,397	3,254,730
The AZEK Company Incorporated †	84,426	1,987,388
		5,242,118
Commercial services & supplies: 1.54%
Republic Services Incorporated	19,260	2,604,337
Machinery: 4.12%
Fortive Corporation	49,380	3,366,235
Ingersoll Rand Incorporated	42,879	2,494,700
SPX Technologies Incorporated †	15,890	1,121,516
		6,982,451
Professional services: 5.00%
CoStar Group Incorporated †	29,534	2,033,416
Dun & Bradstreet Holdings Incorporated	175,120	2,055,909
Genpact Limited	49,061	2,267,599
TransUnion	33,893	2,106,111
		8,463,035
Trading companies & distributors: 3.26%
Air Lease Corporation	62,617	2,465,233
United Rentals Incorporated	7,737	3,061,995
		5,527,228
Information technology: 25.17%
Electronic equipment, instruments & components: 4.02%
Amphenol Corporation Class A	36,949	3,019,472
Teledyne Technologies Incorporated †	8,486	3,796,297
		6,815,769
See accompanying notes to portfolio of investments

2  |  Allspring VT Opportunity Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.66%
Marvell Technology Incorporated	69,814	$ 3,022,946
Texas Instruments Incorporated	26,225	4,878,112
		7,901,058
Software: 11.19%
Black Knight Incorporated †	24,994	1,438,655
Palo Alto Networks Incorporated †	14,038	2,803,950
Riskified Limited Class A †	64,727	365,060
Salesforce.com Incorporated †	28,979	5,789,425
ServiceNow Incorporated †	5,998	2,787,391
Splunk Incorporated †	27,792	2,664,697
Workday Incorporated Class A †	15,121	3,123,091
		18,972,269
Technology hardware, storage & peripherals: 5.30%
Apple Incorporated	54,441	8,977,321
Materials: 5.60%
Chemicals: 4.58%
Ashland Global Holdings Incorporated	20,105	2,064,985
Olin Corporation	53,293	2,957,762
The Sherwin-Williams Company	12,184	2,738,598
		7,761,345
Metals & mining: 1.02%
Steel Dynamics Incorporated	15,271	1,726,539
Real estate: 7.85%
Industrial REITs: 1.57%
Prologis Incorporated	21,358	2,664,838
Residential REITs: 1.88%
Sun Communities Incorporated	22,626	3,187,551
Specialized REITs: 4.40%
American Tower Corporation	12,210	2,494,991
Equinix Incorporated	3,737	2,694,526
VICI Properties Incorporated	69,589	2,269,993
		7,459,510
Total Common stocks (Cost $125,006,101)		167,156,589

		Yield
Short-term investments: 1.45%
Investment companies: 1.45%
Allspring Government Money Market Fund Select Class ♠∞		4.69%	2,454,336	2,454,336
Total Short-term investments (Cost $2,454,336)				2,454,336
Total investments in securities (Cost $127,460,437)	100.08%			169,610,925
Other assets and liabilities, net	(0.08)			(133,083)
Total net assets	100.00%			$169,477,842

See accompanying notes to portfolio of investments

Allspring VT Opportunity Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,607,162	$5,444,339	$(5,597,165)	$0	$0	$2,454,336	2,454,336	$29,145
See accompanying notes to portfolio of investments

4  |  Allspring VT Opportunity Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee established by Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Allspring VT Opportunity Fund  |  5

Notes to portfolio of investments—March 31, 2023 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$15,205,009	$0	$0	$15,205,009
Consumer discretionary	13,754,374	0	0	13,754,374
Consumer staples	7,056,657	0	0	7,056,657
Financials	14,535,899	0	0	14,535,899
Health care	18,554,925	0	0	18,554,925
Industrials	28,819,169	3,764,356	0	32,583,525
Information technology	42,666,417	0	0	42,666,417
Materials	9,487,884	0	0	9,487,884
Real estate	13,311,899	0	0	13,311,899
Short-term investments
Investment companies	2,454,336	0	0	2,454,336
Total assets	$165,846,569	$3,764,356	$0	$169,610,925
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring VT Opportunity Fund